E. INCOME TAXES (Tables)	12 Months Ended
Jun. 25, 2017
Income Tax Disclosure [Abstract]
Schedule of Provision for income taxes
	Fiscal Year Ended
<BTB>	June 25,	June 26,
   	2017	2016
Current - Federal	$—	$—
Current - Foreign	—	—
Current - State	53	4
Deferred - Federal	—	2,764
Deferred - State	—	(114)
Provision for income taxes	$53	$2,654

Schedule of Effective Income Tax Rate Reconciliation
<BTB>	June 25,	June 26,
	2017	2016
Federal income taxes based on 34%
of pre-tax loss	$(4,119)	$(1,983)
State income tax, net of federal effect	35	30
Permanent adjustments	24	19
Valuation allowance	4,019	4,757
Other	94	(169)
	$53	$2,654

Schedule of Deferred Tax Assets
<BTB>	June 25,	June 26,
	2017	2016

Current
Reserve for bad debt	$89	$70
Deferred fees	27	105
Other reserves and accruals	1,323	1,246
	1,439	1,421
Non Current
Credit carryforwards	199	747
Net operating loss carryforwards	4,799	197
Depreciable assets	2,585	2,526

Total gross deferred tax asset	9,022	4,891

Valuation allowance	(9,022)	(4,891)

Net deferred tax asset	$-	$-